15007856

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 19 2015

Washington, DC 20549

001-35961

By Electronic Mail

June 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on June 19, 2015 The Nasdaq Stock Market (the "Exchange") received from Liberty Global plc (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

LiLAC Class A Ordinary Shares
LiLAC Class C Ordinary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery